Consolidated Statements Of Stockholders' Equity And Comprehensive Income (Parenthetical) (USD $) In Thousands	12 Months Ended
Dec. 31, 2008
Consolidated Statements Of Stockholders' Equity And Comprehensive Income
Issuance of Convertible Senior Subordinated Notes due 2015, tax	$ 56,417